Document and Entity Information	Dec. 22, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Dec. 22, 2017
Prospectus Date	Oct. 26, 2017
American Customer Satisfaction Core Alpha ETF | American Customer Satisfaction Core Alpha ETF
Prospectus:
Trading Symbol	ACSI